Goodwill and Intangible Assets - Summary of Movement in Goodwill Balance (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Reconciliation of changes in goodwill [abstract]
Balance at the beginning of the year	₨ 139,127		₨ 131,012
Translation adjustment	5,293		(1,357)
Acquisition through business combinations* (Refer to Note 7)	102,569		9,472
Balance at the end of the year	₨ 246,989	$ 3,255	₨ 139,127